CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		18 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of goods sold	0	0	0	0	0	0
Gross profit	0	0	0	0	0	0
Operating expenses
Director stock compensation	0	0	0	(2,650,000)	2,650,000	0
Consulting fees	501,923	358,425	1,433,655	1,408,002	1,604,580	3,012,582
Professional fees	19,480	85,342	269,417	162,984	538,479	701,463
Research and development	4,744	35,715	37,325	453,875	114,355	568,230
General and administrative	4,561	4,521	23,206	64,427	41,801	106,228
Loss on Deposit	0	0	0	0	100,000	100,000
Loss on Intangible Property	0	0	0	0	75,000	75,000
Total operating (income) expenses	530,708	484,003	1,763,603	(560,712)	5,124,215	4,562,503
Other expense
Interest expense	180,714	0	0	282,871		282,871
Finance cost	315,773	0	0	513,599		513,599
Net loss	$ (1,027,195)	$ (484,003)	$ (1,763,603)	$ (235,758)	$ (5,124,215)	$ (5,359,973)
Basic loss per common share	$ (0.02)	$ (0.01)	$ (0.04)	$ 0.00	$ (0.11)
Basic weighted average common shares outstanding	47,646,411	48,259,875	43,984,354	47,864,741	45,170,729